1838 INVESTMENT ADVISORS FUNDS

     The following information should be read in conjunction with the section of the Prospectus indicated below, and replaces any inconsistent information in the Prospectus.

PURCHASES BY WIRE (page 26)

     Effective November 9, 1998, the wire instructions for share purchases will be:

     Wiring Instructions:

     Declaration Service Company
     c/o First Union National Bank
     Philadelphia, PA
     ABA #:  031201467
     Attention:  (FUND NAME)
     Acct #:  2014205606743
     For further credit to (SHAREHOLDER'S NAME AND ACCOUNT NUMBER)